Investment Strategy - Edgar Lomax Value Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Advisor uses a disciplined approach to select stocks for the Fund’s portfolio that it believes are undervalued and have prospects for continued consistent growth. The Advisor uses fundamental analysis of financial statements to select stocks of issuers that generally have low price/earnings and price/book ratios as well as strong balance sheet ratios and high and/or stable dividend yields.
The Fund invests primarily in large, well-recognized companies. Currently, the Advisor expects the Fund’s portfolio to hold at least 20% of the stocks comprising the Standard & Poor’s (“S&P”) 100 Index, a capitalization-weighted index of 100 stocks from a broad range of industries. Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants. The Fund may from time to time emphasize investments in certain sectors of the market. As of October 31, 2025, 44.7% of the Fund’s net assets were invested in the manufacturing sector.
At least annually, the Advisor rebalances the Fund’s portfolio of investments. During the Advisor’s annual rebalancing, the Advisor treats the Fund’s portfolio as if it were cash. The Advisor reduces, or adds to existing Fund positions to match the positions’ weights with those of the Advisor’s model portfolio. The Advisor also sells stocks that are not in the Advisor’s model portfolio and purchases stocks that are in the Advisor’s model portfolio but not the Fund’s existing portfolio. Through this rebalancing process the Advisor monitors the Fund’s holdings of large-cap value securities for possible “portfolio drift” that may occur over time without rebalancing.
The Advisor may choose to sell a security when it believes the security no longer offers attractive returns or when the Advisor wishes to take advantage of a better investment opportunity.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 85% of its total assets in equity securities, consisting of common stocks and other securities which have the characteristics of common stocks, including, but not limited to, convertible securities, exchange-traded funds (“ETFs”), rights and warrants. The Fund may from time to time emphasize investments in certain sectors of the market. As of October 31, 2025, 44.7% of the Fund’s net assets were invested in the manufacturing sector.